Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Forward agreements to purchase USD (MXN/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(9.00%)	(13.00%)	(12.00%)
Effect on Equity	$ (739)	$ (365)	$ (602)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase USD (BRL/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(13.00%)	(16.00%)	(14.00%)
Effect on Equity	$ (155)	$ (413)	$ (234)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase USD (COP/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(10.00%)	(12.00%)	(9.00%)
Effect on Equity	$ (54)	$ (2)	$ (73)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase USD (ARS/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(25.00%)	(27.00%)
Effect on Equity	$ (88)	$ (522)
Profit and loss effect	$ 0	$ 0
Forward agreements to purchase USD (UYU/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(5.00%)	(8.00%)
Effect on Equity	$ (23)	$ (46)
Profit and loss effect	$ 0	$ 0
Cross currency swaps (USD into MXN) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(9.00%)	(13.00%)	(12.00%)
Effect on Equity	$ (2,315)	$ (3,130)	$ (3,540)
Profit and loss effect	$ 0	$ 0	$ 0
Cross currency swaps (USD into BRL) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(13.00%)	(16.00%)	(14.00%)
Effect on Equity	$ (645)	$ (9,068)	$ (7,483)
Profit and loss effect	0	0	0
Sugar price contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Equity	$ (255)	(341)	(32)
Profit and loss effect		$ 0	$ 0
Change on sugar Price	(24.00%)	(30.00%)	(30.00%)
Profit and loss effect	$ 0
Aluminum price contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit and loss effect		$ 0	$ 0
Change in Aluminum price	(15.00%)	(22.00%)	(16.00%)
Effect on Equity	$ (1,164)	$ (55)	$ (13)
Effect on Profit or Loss	$ 0
Options to purchase foreign currency (MXN/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(10.00%)	(13.00%)
Effect on Equity	$ (6)	$ (303)
Profit and loss effect	$ 0	$ 0
Interest rate swaps float into fix rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in BRL Rates	(1.00%)	(1.00%)
Effect on Equity	$ (37)	$ (1,976)
Profit and loss effect	$ 0	$ 0